Asset Retirement Obligations	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations
Asset Retirement Obligations
The Company is subject to certain legal requirements which result in recognition of a liability related to the obligation to incur future plugging and abandonment costs. The Company records a liability for such asset retirement obligations and capitalizes a corresponding amount for asset retirement costs. The liability is estimated using the present value of expected future cash flows, adjusted for inflation and discounted at the Company’s credit adjusted risk-free rate. The current portion of asset retirement obligations are recorded in other accrued liabilities and the long term portion of asset retirement obligations are recorded in other long-term liabilities on the consolidated balance sheets.
A reconciliation of the beginning and ending aggregate carrying amount of asset retirement obligations for the years ended December 31, 2015 and 2014 is as follows:

(in thousands)
Balance at December 31, 2013	$2,114
Liabilities incurred	7,171
Liabilities settled	(256)
Accretion expense	513
Balance at December 31, 2014	$9,542
Liabilities incurred	5,198
Revisions in estimated cash flows	(3,085)
Liabilities settled	(1,131)
Accretion expense	890
Balance at December 31, 2015	$11,414